INTANGIBLE ASSETS, NET (Schedule of Estimated Annual Amortization Expenses) (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
INTANGIBLE ASSETS, NET
2021	¥ 15,319	$ 2,348
2022	14,691	2,251
2023	14,440	2,213
2024	14,390	2,205
2025	¥ 14,375	$ 2,203